INCOME TAXES - Total Unrecognized Losses (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 778.7
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	44.4
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	21.2
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	11.3
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	9.1
2029+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	664.4
No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 28.3